Stock-Based Compensation Stock-Based Compensation (Details) (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Business Days Following Effective Date That Grant Date Fair Value Was Estimated From		5 days
Expected Term		6
Stock Appreciation Rights (SARs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected Term		6
Successor [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards granted weighted average grant date fair value	$ 57.93	$ 49.83
Successor [Member] | 2010 Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
2010 Incentive Plan, number of shares authorized		5,600,000
Options, Grants in Period, Weighted Average Grant Date Fair Value		$ 34.45
Successor [Member] | 2010 Incentive Plan [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted	1,246,000
Awards granted weighted average grant date fair value	$ 57.93
Share-based compensation expense	$ 20	$ 31
Unrecognized compensation expense		21
Weighted average remaining vesting period		1.75
Successor [Member] | 2010 Incentive Plan [Member] | Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted	421,000	1,000
Awards granted weighted average grant date fair value	$ 57.93	$ 49.83
Share-based compensation expense	9	7
Cash payments		4
Unrecognized compensation expense		3
Weighted average remaining vesting period		1.35
Successor [Member] | 2010 Incentive Plan [Member] | Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense		8
Unrecognized compensation expense		9
Weighted average remaining vesting period		1.80
Successor [Member] | 2010 Incentive Plan [Member] | Stock Appreciation Rights (SARs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted		94,000
Awards granted weighted average grant date fair value		$ 17.58
Share-based compensation expense		1
Unrecognized compensation expense		1
Weighted average remaining vesting period		1.45
Successor [Member] | Accrued employee liabilities [Member] | Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
RSUs recorded liability		4
Successor [Member] | Employee benefits [Member] | Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
RSUs recorded liability		5
Successor [Member] | Employee benefits [Member] | Stock Appreciation Rights (SARs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
RSUs recorded liability		$ 1